Schedule II Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Deferred tax assets related to state and local net operating loss carryforwards, valuation allowances	$ 29,000	$ 29,900
Provision for Uncollectible Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	890	1,053	$ 1,159
Additions	3,005	3,411	3,141
Deductions	3,511	3,574	3,247
Balance at End of Period	384	890	1,053
Valuation Allowance For Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	29,907	36,328	38,266
Additions	2,197	1,715	4,383
Deductions	3,092	8,136	6,321
Balance at End of Period	$ 29,012	$ 29,907	$ 36,328